Finance Revenue and Costs	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Finance Revenue and Costs

7. FINANCE REVENUE AND COSTS

Finance revenue relates to interest earned on the Company’s bank account balances and term deposits.

Finance costs recognized in net earnings (loss) were as follows:

	Years Ended December 31
($000s)	2020	2019
Interest on long-term debt	1,597	3,211
Interest on borrowing base facility	317	427
Amortization of deferred financing costs	395	368
Interest on lease obligations	211	250
Finance costs	2,520	4,256
Interest paid	1,918	3,664